METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.



Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:

                                                           Management          Other             Total Annual
                                                           Fees*               Expenses*         Expenses
                                                           (after fee         (after Expense    (after Expense
                                                            waiver for         Reimbursement     Reimbursement
                                                            certain            for certain       for certain
                                                            Portfolios)        Portfolios)       Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90

*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$ 66.82    (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25


5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $19.01
Number of Accum. Units Outstanding           2,676,924

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $14.29
Number of Accum. Units Outstanding           526,284

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $15.47
Number of Accum. Units Outstanding           5,101,650

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $13.77
End of Period                                $14.13
Number of Accum. Units Outstanding           10,720,603

Mid-Cap Value Sub-Account
Beginning of Period                          $10.88
End of Period                                $14.29
Number of Accum. Units Outstanding           3,125,895

Large Cap Research Sub-Account
Beginning of Period                          $14.64
End of Period                                $15.02
Number of Accum. Units Outstanding           2,745,993

Developing Growth Sub-Account
Beginning of Period                          $14.45
End of Period                                $12.54
Number of Accum. Units Outstanding           3,183,922

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                          $39.46
End of Period                                $41.28
Number of Accum. Units Outstanding           20,067,383

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $18.38
End of Period                                $18.40
Number of Accum. Units Outstanding           12,161,843

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $18.25
Number of Accum. Units Outstanding           5,517,810

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $14.15
Number of Accum. Units Outstanding           7,883,400

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $12.20
Number of Accum. Units Outstanding           6,915,380

Large Cap Stock Sub-Account
Beginning of Period                          $22.55
End of Period                                $21.34
Number of Accum. Units Outstanding           10,790,040

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $11.53
End of Period                                $11.95
Number of Accum. Units Outstanding           2,415,955


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Franklin Advisers, Inc.

Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                          $14.67
End of Period                                $16.92
Number of Accum. Units Outstanding           315,415

Franklin Small Cap Sub-Account
Beginning of Period                          $17.68
End of Period                                $18.38
Number of Accum. Units Outstanding           260,920

Templeton Global Income Securities Sub-Account
Beginning of Period                          $ 9.68
End of Period                                $9.43
Number of Accum. Units Outstanding            81,288

Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $10.61
Number of Accum. Units Outstanding           1,323,821

Managed by Templeton Global Advisors Limited

Templeton Growth Securities Sub-Account
Beginning of Period                          $12.56
End of Period                                $12.63
Number of Accum. Units Outstanding           162,933



8.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                                              Accumulation   Unit     Performance
                                                         Column   A                            Column B
                                     Separate            (reflects all                         (reflects insurance
                                     Account             charges and                            charges and
                                     Inception           portfolio expenses)                    portfolio expenses)
Portfolio                            Date in       1 yr            5 yrs     10 yrs or   1 yr     5 yrs      10 yrs or since
                                     Portfolio                                 since                            inception
                                                                             inception
----------------                    ----------    --------         -----    ----------   -----   ---------   ------------------


AIM V.I. Capital                     12/31/97     48.63%            n/a      25.15%      53.23%    n/a        26.34%
Appreciation

AIM V.I.                             12/31/97     11.44%            n/a      12.48%     16.04%     n/a        13.88%
International
Equity

AIM V.I. Value                       12/31/97      3.92%            n/a      15.87%      8.52%      n/a       17.22%


MET INVESTORS SERIES TRUST (1)
J. P. Morgan Select Equity            5/1/96       8.31%            n/a      13.86%     12.91%      n/a       14.59%
J. P. Morgan Small Cap Stock          5/1/96      32.37%            n/a      12.52%     36.97%      n/a       13.30%
J. P. Morgan International Equity     5/1/96      -2.45%            n/a       6.76%      2.15%      n/a        7.66%
J. P. Morgan Quality Bond             5/1/96       0.47%            n/a       3.86%      5.07%      n/a        4.85%
J. P. Morgan Enhanced Index
(formerly Large Cap Stock)            5/1/96       1.06%            n/a      18.06%      5.66%      n/a       18.71%
Lord Abbett Bond Debenture            5/1/96       1.64%            n/a       7.01%      6.24%       n/a       7.90%
Lord Abbett Mid-Cap Value             8/20/97     29.57%            n/a      10.89%     34.17%       n/a      12.16%
Lord Abbett Developing Growth         8/20/97      0.24%            n/a       6.17%      4.84%       n/a       7.54%
Lord Abbett Growth and
Income (2)                           12/11/89     10.57%           15.04%     16.09%    15.17%      15.12%    16.14%

GENERAL AMERICAN CAPITAL COMPANY

Money Market                          6/3/96       0.14%            n/a        3.17%     4.75%       n/a       4.20%


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, CLASS 1 SHARES

Templeton International
  Securities (3)                      5/1/98     3.14%              n/a       0.54%     7.74%        n/a       2.49%
Franklin Large Cap Growth
  Securities (4)                      3/1/99    29.21%              n/a      22.21%    33.81%        n/a      24.82%
Franklin Small Cap (5)                3/1/99    53.15%              n/a      52.75%    57.75%        n/a      55.03%
Templeton Global Income
  Securities (6)                      3/1/99     -9.34%             n/a      -7.64%    -4.74%        n/a      -4.57%
Templeton Growth Securities (7)       1/19/99   -12.77%             n/a      -2.88%    -8.17%        n/a      -0.05%




(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(4) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(5) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(6) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.

(7) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                  Fund    Performance           Accumulation   Unit            Performance

                                         Column A              Column   B                     Column C
                                                              (reflects all             (reflects insurance
                                                               charges and                charges and
                                                              portfolio expenses)        portfolio expenses)

                                     1 yr  5 yrs   10 yrs or   1 yr  5 yrs   10 yrs or   1 yr    5 yrs   10 yrs or
                                                    since                    since                        since
                                                   inception                 inception                   inception

AIM V.I. Capital
Appreciation               5/5/93   55.39%   20.47%   22.07%   48.63%   18.73%  20.33%   53.23%   18.81%   20.39%
AIM V.I.
International
Equity                     5/5/93   17.66%   14.42%   13.86%   11.44%   12.76%  12.21%   16.04%   12.84%   12.28%
AIM V.I. Value             5/5/93   10.04%   17.64%   19.42%   3.92%    15.94%  17.71%   8.52%    16.02%   17.77%

GENERAL AMERICAN CAPITAL COMPANY
Money Market               10/1/87  6.22%    5.65%    5.20%    0.14%    4.09%   3.65%    4.75%    4.19%    3.74%


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton Global
  Income Securities(1)      1/24/89 -3.24%   2.93%    4.98%    -9.34%   1.38%   3.42%    -4.74%   1.47%    3.50%
Templeton Growth
  Securities(2)             3/15/94 7.63%    11.84%   11.44%   -12.77% 7.06%    7.42%    -8.17%   7.14%    7.50%
Templeton International
  Securities(3)              5/1/92 9.26%    13.41%   13.38%   3.14%    11.77%  11.75%   7.74%    11.85%   11.81%
Franklin Small Cap(4)       11/1/95 72.69%   n/a      27.03%   53.15%   n/a     22.88%   57.75%   n/a      23.36%
Franklin Large Cap
  Growth Securities(5)       5/1/96 43.81%   n/a      22.95%   29.21%   n/a     19.03%   33.81%   n/a      19.67%



   (1) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

   (2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (3) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

   (5) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.